STOCK COMPENSATION PLANS	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Plans
STOCK COMPENSATION PLANS
Share-based grants for compensation and incentive purposes are made pursuant to the Equity and Incentive Compensation Plan (“EICP”). The EICP provides for grants of one or more of the following stock-based compensation awards to employees, non-employee directors and certain service providers upon whom the successful conduct of our business is dependent:

●	Non-qualified stock options (“stock options”);
●	Performance stock units (“PSUs”) and performance stock;
●	Stock appreciation rights;
●	Restricted stock units (“RSUs”) and restricted stock; and
●	Other stock-based awards.
As of December 31, 2017, 65.8 million shares were authorized and approved by our stockholders for grants under the EICP. The EICP also provides for the deferral of stock-based compensation awards by participants if approved by the Compensation and Executive Organization Committee of our Board and if in accordance with an applicable deferred compensation plan of the Company. Currently, the Compensation and Executive Organization Committee has authorized the deferral of PSU and RSU awards by certain eligible employees under the Company’s Deferred Compensation Plan. Our Board has authorized our non-employee directors to defer any portion of their cash retainer, committee chair fees and RSUs awarded that they elect to convert into deferred stock units under our Directors’ Compensation Plan.
At the time stock options are exercised or RSUs and PSUs become payable, common stock is issued from our accumulated treasury shares. Dividend equivalents are credited on RSUs on the same date and at the same rate as dividends are paid on Hershey’s common stock. These dividend equivalents are charged to retained earnings.
For the periods presented, compensation expense for all types of stock-based compensation programs and the related income tax benefit recognized were as follows:

For the years ended December 31,	2017	2016	2015
Pre-tax compensation expense	$51,061	$54,785	$51,533
Related income tax benefit	13,684	17,148	17,109

Compensation costs for stock compensation plans are primarily included in selling, marketing and administrative expense. As of December 31, 2017, total stock-based compensation cost related to non-vested awards not yet recognized was $62,274 and the weighted-average period over which this amount is expected to be recognized was approximately 2.1 years.
Stock Options
The exercise price of each stock option awarded under the EICP equals the closing price of our Common Stock on the New York Stock Exchange on the date of grant. Each stock option has a maximum term of 10 years. Grants of stock options provide for pro-rated vesting, typically over a four-year period. Expense for stock options is based on grant date fair value and recognized on a straight-line method over the vesting period, net of estimated forfeitures.
A summary of activity relating to grants of stock options for the year ended December 31, 2017 is as follows:

Stock Options	Shares	Weighted-Average Exercise Price (per share)	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of the period	6,192,008	$82.67	6.2 years
Granted	1,094,155	$108.06
Exercised	(1,133,511)	$69.64
Forfeited	(231,590)	$103.03
Outstanding as of December 31, 2017	5,921,062	$89.06	5.8 years	$141,893
Options exercisable as of December 31, 2017	3,699,469	$81.65	4.3 years	$116,067

The weighted-average fair value of options granted was $15.76, $11.46 and $18.99 per share in 2017, 2016 and 2015, respectively. The fair value was estimated on the date of grant using a Black-Scholes option-pricing model and the following weighted-average assumptions:

For the years ended December 31,	2017	2016	2015
Dividend yields	2.4%	2.4%	2.1%
Expected volatility	17.2%	16.8%	20.7%
Risk-free interest rates	2.2%	1.5%	1.9%
Expected term in years	6.8	6.8	6.7

●	“Dividend yields” means the sum of dividends declared for the four most recent quarterly periods, divided by the average price of our Common Stock for the comparable periods;
●	“Expected volatility” means the historical volatility of our Common Stock over the expected term of each grant;
●	“Risk-free interest rates” means the U.S. Treasury yield curve rate in effect at the time of grant for periods within the contractual life of the stock option; and
●	“Expected term” means the period of time that stock options granted are expected to be outstanding based primarily on historical data.

The total intrinsic value of options exercised was $45,998, $73,944 and $66,161 in 2017, 2016 and 2015, respectively.
As of December 31, 2017, there was $15,849 of total unrecognized compensation cost related to non-vested stock option awards granted under the EICP, which we expect to recognize over a weighted-average period of 2.4 years.
The following table summarizes information about stock options outstanding as of December 31, 2017:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding as of 12/31/17	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Number Exercisable as of 12/31/17	Weighted- Average Exercise Price
$33.40 - $81.73	1,985,084	3.4	$63.53	1,985,084	$63.53
$81.74 - $105.91	2,060,833	6.9	$97.25	929,199	$99.72
$105.92 - $111.76	1,875,145	7.1	$107.06	785,186	$106.04
$33.40 - $111.76	5,921,062	5.8	$89.06	3,699,469	$81.65

Performance Stock Units and Restricted Stock Units
Under the EICP, we grant PSUs to selected executives and other key employees. Vesting is contingent upon the achievement of certain performance objectives. We grant PSUs over 3-year performance cycles. If we meet targets for financial measures at the end of the applicable 3-year performance cycle, we award a resulting number of shares of our Common Stock to the participants. For PSUs granted, the target award is a combination of a market-based total shareholder return and performance-based components. The performance scores for 2015 through 2017 grants of PSUs can range from 0% to 250% of the targeted amounts.
We recognize the compensation cost associated with PSUs ratably over the 3-year term. Compensation cost is based on the grant date fair value because the grants can only be settled in shares of our Common Stock. The grant date fair value of PSUs is determined based on the Monte Carlo simulation model for the market-based total shareholder return component and the closing market price of the Company’s Common Stock on the date of grant for performance-based components.
In 2017, 2016 and 2015, we awarded RSUs to certain executive officers and other key employees under the EICP. We also awarded RSUs quarterly to non-employee directors.
We recognize the compensation cost associated with employee RSUs over a specified award vesting period based on the grant date fair value of our Common Stock. We recognize expense for employee RSUs based on the straight-line method. We recognize the compensation cost associated with non-employee director RSUs ratably over the vesting period, net of estimated forfeitures.
A summary of activity relating to grants of PSUs and RSUs for the period ended December 31, 2017 is as follows:

Performance Stock Units and Restricted Stock Units	Number of units	Weighted-average grant date fair value for equity awards (per unit)
Outstanding at beginning of year	828,228	$102.66
Granted	478,044	$110.97
Performance assumption change	21,305	$96.71
Vested	(277,261)	$109.35
Forfeited	(126,952)	$107.91
Outstanding at end of year	923,364	$103.11

The following table sets forth information about the fair value of the PSUs and RSUs granted for potential future distribution to employees and non-employee directors. In addition, the table provides assumptions used to determine the fair value of the market-based total shareholder return component using the Monte Carlo simulation model on the date of grant.

For the years ended December 31,	2017	2016	2015
Units granted	478,044	545,750	381,407
Weighted-average fair value at date of grant	$110.97	$93.55	$104.68
Monte Carlo simulation assumptions:
Estimated values	$46.85	$38.02	$61.22
Dividend yields	2.3%	2.5%	2.0%
Expected volatility	20.4%	17.0%	14.9%

●	“Estimated values” means the fair value for the market-based total shareholder return component of each PSU at the date of grant using a Monte Carlo simulation model;
●	“Dividend yields” means the sum of dividends declared for the four most recent quarterly periods, divided by the average price of our Common Stock for the comparable periods;
●	“Expected volatility” means the historical volatility of our Common Stock over the expected term of each grant.

The fair value of shares vested totaled $29,981, $22,062 and $46,113 in 2017, 2016 and 2015, respectively.
Deferred PSUs, deferred RSUs and deferred stock units representing directors’ fees totaled 369,278 units as of December 31, 2017. Each unit is equivalent to one share of the Company’s Common Stock.